Restatement - Unaudited Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (176,380)	$ (95,399)
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments	2,606	(3,977)
Net (loss) gain on investment in available-for-sale securities		0
Other comprehensive income (loss)	2,606	(3,977)
Comprehensive loss	(173,774)	(99,376)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(192,549)	(107,514)
Non-controlling interests	$ 18,775	8,138
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(118,630)
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments		(706)
Net (loss) gain on investment in available-for-sale securities		(41,898)
Other comprehensive income (loss)		(42,604)
Comprehensive loss		(161,234)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		(169,372)
Non-controlling interests		8,138
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		23,231
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments		(3,271)
Net (loss) gain on investment in available-for-sale securities		41,898
Other comprehensive income (loss)		38,627
Comprehensive loss		61,858
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		61,858
Non-controlling interests		$ 0